Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,460,346,406.50
Previously Paid Amount	0.00
Total Fee Amount	1,030,273.84
Total Offset Amount	0.00
Net Fee	1,030,273.84
Narrative - Max Aggregate Offering Price	$ 7,460,346,406.50
Final Prospectus	true